INCOME TAXES	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Income Tax Disclosure [Abstract]
INCOME TAXES

Note 10 – income taxes

The Company was incorporated in the United States of America, is subject to U.S. tax and plans to file U.S. federal income tax returns. The Company conducts all of its businesses through its subsidiaries and affiliated entities, principally in the PRC. No provision for US federal income tax was made for the three and six months ended December 31, 2017 and 2016 as the US entity incurred losses.

The Company’s offshore subsidiary, Shuhai Skill (HK), did not earn any income that was derived in Hong Kong for the three and six months ended December 31, 2017 and 2016, and therefore did not incur any Hong Kong Profits tax.

Under the Corporate Income Tax Law of the PRC, the corporate income tax rate is 25%.

The Company has net operating losses(“NOL”) amounting to approximately $799,998 and $479,408 during six months ended December 31, 2017 and 2016 respectively, approximately 391,501 and $212,573 during the three months ended December 31, 2017 and 2016, respectively. Management believes that it is more likely than not that the benefit from the NOL carryforwards will be realized. In recognition of this risk, the Company has provided a 100% valuation as of December 31, 2017 and 2016 and no deferred tax asset benefit has been recorded.

The provisions for income taxes are summarized as follows:

	Six Months ended December 31, 2017	Six Months ended December 31, 2016
Current	$—	$—
Deferred	200,000	119,852
Change in valuation allowance	(200,000)	(119,852)
Total	$—	$—

	Three Months ended December 31, 2017	Three Months ended December 31, 2016
Current	$—	$—
Deferred	97,875	53,143
Change in valuation allowance	(97,875)	(53,143)
Total	$—	$—

 The valuation allowance increased by $200,000 and $119,852 for the six months ended December 31, 2017 and 2016, respectively. The valuation allowance increased by $97,875 and $53,143 for the three months ended December 31, 2017 and 2016, respectively.

The Company’s net deferred tax asset as of December 31, 2017 and June 30, 2017 is as follows:

	December 31, 2017	June 30, 2017
Deferred tax asset	$785,059	$585,059
Valuation allowance	(785,059)	(585,059)
Net deferred tax asset	$—	$—

Note 11 – income taxes

The Company was incorporated in the United States of America, is subject to U.S. tax and plans to file U.S. federal income tax returns. The Company conducts all of its businesses through its subsidiaries and affiliated entities. No provision for US federal income tax was made for the year ended June 30, 2017 and 2016 as the US entity incurred losses.

The Company’s offshore subsidiary, Shuhai Skill (HK), did not earn any income that was derived in Hong Kong for the year ended June 30, 2017 and 2016, and therefore did not incur any Hong Kong Profits tax.

Under the Corporate Income Tax Law of the PRC, the corporate income tax rate is 25%.

The Company had net operating loss (“NOL”) carryforwards of approximately $40,000 in the United States and approximately $2,100,000 in the PRC as of June 30, 2017. The NOL carryforwards will begin to expire in the United States and the PRC, if not utilized, by 2037 and 2022, respectively. Management believes that it is more likely than not that the benefit from the NOL carryforwards will not be realized and thus provided a 100% valuation allowance at June 30, 2017 and 2016 and no deferred tax asset benefit has been recorded. The Company’s management reviews this valuation allowance periodically and makes adjustments as necessary.

The reconciliation of income tax expense (benefit) at the U.S. statutory rate of 34% to the Company’s effective tax is as follows:

	Year ended June 30, 2017	Year ended June 30, 2016
U.S. Statutory rate of 34%	$(178,983)	$(168,317)
Tax rate difference between China and U.S.	(119,322)	(111,148)
Change in valuation allowance	298,305	279,465
Effective income rate	$—	$—

The provisions for income taxes are summarized as follows:

	Year ended June 30, 2017	Year ended June 30, 2016
Current	$—	$—
Deferred	298,305	279,465
Change in valuation allowance	(298,305)	(279,465)
Total	$—	$—

The valuation allowance increased by $298,305 and $279,465 for the year ended June 30, 2017 and 2016, respectively.

The Company’s net deferred tax asset as of June 30, 2017 and 2016 is as follows:

	June 30, 2017	June 30, 2016
Deferred tax asset	$585,059	$286,754
Valuation allowance	(585,059)	(286,754)
Net deferred tax asset	$—	$—